Revenue from contracts with customers (Details) - USD ($)	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Jun. 18, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase to retained earnings due to adoption of Topic 606	$ (132,961,275)				$ (111,079,275)				$ (132,961,275)		$ (132,961,275)	$ (111,079,275)
Total revenue	163,067	$ 250,991	$ 245,502	$ 178,582	$ 282,828	$ 413,601	$ 335,523	$ 242,547			838,142	1,274,499	$ 1,010,663
Refund period									14 days	30 days
Discounts to customers											38,000	$ 278,000	$ 135,000
Difference between revenue guidance in effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Increase to retained earnings due to adoption of Topic 606														$ 40,000
Decrease in deferred revenue														70,000
Decrease in deferred costs from product revenue														$ 30,000
Total revenue	$ (15,000)	$ (1,000)	$ (10,000)	$ (18,000)							$ (44,000)